Average Annual Total Returns - Institutional - iShares Edge MSCI Multifactor Intl Index Fund - Institutional Shares	Nov. 27, 2020
Average Annual Return:
1 Year	17.89%
Since Inception	8.34%
Inception Date	Jul. 13, 2016
After Taxes on Distributions
Average Annual Return:
1 Year	17.04%
Since Inception	6.88%
Inception Date	Jul. 13, 2016
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.40%
Since Inception	6.34%
Inception Date	Jul. 13, 2016